Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue by primary geographical market and major service lines	3. Revenue continued
(h) Disaggregation of revenue
In the following tables, revenue is disaggregated by primary geographical market and major service lines. The table below reconciles disaggregated revenue with the Group’s reportable segments (see note 2).

Revenue for the year ended 31 March 2024	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission[1]	2,591	—	(10)	73	493	869	—	4,016
Distribution	—	1,712	—	3,786	5,500	—	—	10,998
System Operator	—	—	3,763	—	—	—	—	3,763
Other[2]	25	73	—	8	15	168	4	293
Total IFRS 15 revenue	2,616	1,785	3,753	3,867	6,008	1,037	4	19,070
Other revenue
Generation	—	—	—	—	—	360	—	360
Other[3]	79	5	—	81	86	(65)	234	420
Total other revenue	79	5	—	81	86	295	234	780
Total revenue from continuing operations	2,695	1,790	3,753	3,948	6,094	1,332	238	19,850
1.The UK Electricity System Operator transmission revenue in the year represents transmission revenues collected, net of payments made to transmission owners.
2.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the rerouting of existing network assets. Within NGV, the other IFRS 15 revenue principally relates to revenue generated from our National Grid Renewables business.
3.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, rental income, income arising in connection with the Transition Services Agreements following the sales of NECO and the UK Gas Transmission business in the prior year, and an adjustment to NGV revenue in respect of the interconnector cap and floor and Use of Revenue regimes constructed by Ofgem.

Geographical split for the year ended 31 March 2024	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	2,616	1,785	3,753	—	—	878	1	9,033
US	—	—	—	3,867	6,008	159	3	10,037
Total IFRS 15 revenue	2,616	1,785	3,753	3,867	6,008	1,037	4	19,070
Other revenue
UK	79	5	—	—	—	(76)	22	30
US	—	—	—	81	86	371	212	750
Total other revenue	79	5	—	81	86	295	234	780
Total revenue from continuing operations	2,695	1,790	3,753	3,948	6,094	1,332	238	19,850

Revenue for the year ended 31 March 2023	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission	1,868	—	126	52	567	791	—	3,404
Distribution	—	1,951	—	4,314	6,373	—	—	12,638
System Operator	—	—	4,533	—	—	—	—	4,533
Other[1]	31	77	—	8	13	131	—	260
Total IFRS 15 revenue	1,899	2,028	4,659	4,374	6,953	922	—	20,835
Other revenue
Generation	—	—	—	—	—	394	—	394
Other[2]	47	5	—	53	41	(33)	317	430
Total other revenue	47	5	—	53	41	361	317	824
Total revenue from continuing operations	1,946	2,033	4,659	4,427	6,994	1,283	317	21,659
1.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the rerouting of existing network assets. Within NGV, the other IFRS 15 revenue principally relates to revenue generated from our National Grid Renewables business.
2.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business, rental income, income arising in connection with the Transition Services Agreements following the sales of NECO and the UK Gas Transmission business, and a provision and adjustment to NGV revenue in respect of the interconnector cap and floor regime constructed by Ofgem. In the year ended 31 March 2023, the Group also recognised other income relating to an insurance claim.
3. Revenue continued
(h) Disaggregation of revenue continued

Geographical split for the year ended 31 March 2023	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	1,899	2,028	4,659	—	—	799	—	9,385
US	—	—	—	4,374	6,953	123	—	11,450
Total IFRS 15 revenue	1,899	2,028	4,659	4,374	6,953	922	—	20,835
Other revenue
UK	47	5	—	—	—	(31)	205	226
US	—	—	—	53	41	392	112	598
Total other revenue	47	5	—	53	41	361	317	824
Total revenue from continuing operations	1,946	2,033	4,659	4,427	6,994	1,283	317	21,659

Revenue for the year ended 31 March 2022	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
Transmission	1,983	—	—	52	405	627	—	3,067
Distribution	—	1,375	—	4,434	5,110	—	—	10,919
System Operator	—	—	3,418	—	—	—	—	3,418
Other¹	35	89	19	10	10	147	—	310
Total IFRS 15 revenue	2,018	1,464	3,437	4,496	5,525	774	—	17,714
Other revenue
Generation	—	—	—	—	—	373	—	373
Other[2]	10	4	—	54	36	(123)	381	362
Total other revenue	10	4	—	54	36	250	381	735
Total revenue from continuing operations	2,028	1,468	3,437	4,550	5,561	1,024	381	18,449
1.The UK Electricity Transmission and UK Electricity Distribution other IFRS 15 revenue principally relates to engineering recharges, which are the recovery of costs incurred for construction work requested by customers, such as the rerouting of existing network assets. UK Electricity System Operator other IFRS 15 revenue reflects the net income from its role as agent in respect of transmission network revenues. Within NGV, the other IFRS 15 revenue principally relates to revenue generated from our National Grid Renewables business.
2.Other revenue, recognised in accordance with accounting standards other than IFRS 15, includes property sales by our UK commercial property business and rental income.
Included within NGV is a provision and adjustment to NGV revenue in respect of the interconnector cap and floor regime constructed by Ofgem.

Geographical split for the year ended 31 March 2022	UK Electricity Transmission £m	UK Electricity Distribution £m	UK Electricity System Operator £m	New England £m	New York £m	National Grid Ventures £m	Other £m	Total £m
Revenue under IFRS 15
UK	2,018	1,464	3,437	—	—	646	—	7,565
US	—	—	—	4,496	5,525	128	—	10,149
Total IFRS 15 revenue	2,018	1,464	3,437	4,496	5,525	774	—	17,714
Other revenue
UK	10	4	—	—	—	(132)	356	238
US	—	—	—	54	36	382	25	497
Total other revenue	10	4	—	54	36	250	381	735
Total revenue from continuing operations	2,028	1,468	3,437	4,550	5,561	1,024	381	18,449